Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)	12 Months Ended
Dec. 31, 2015 USD ($)
Statement of Stockholders' Equity [Abstract]
Offering costs associated with issuance of ordinary shares upon Initial Public Offering	$ 1,597,143